Classification of Financial Instruments - Classification of Financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Categories of current financial liabilities
Borrowings	₩ 4,382,218	₩ 2,113,181
Debt securities	9,647,616	8,561,624
Derivative liabilities	7,291	49,884
Trade and other payables	8,153,426	6,256,521
Total current financial liabilities	22,190,551	16,981,210
Categories of non-current financial liabilities
Borrowings	2,265,624	3,003,999
Debt securities	64,234,055	56,045,777
Derivative liabilities	70,740	315,235
Trade and other payables	5,996,498	6,480,412
Total non-current financial liabilities	72,566,917	65,845,423
Total financial liabilities	94,757,468	82,826,633
Financial liabilities at fair value through profit or loss
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	6,838	13,053
Trade and other payables	0	0
Total current financial liabilities	6,838	13,053
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	49,418	144,873
Trade and other payables	0	0
Total non-current financial liabilities	49,418	144,873
Total financial liabilities	56,256	157,926
Financial liabilities recognized at amortized cost
Categories of current financial liabilities
Borrowings	4,382,218	2,113,181
Debt securities	9,647,616	8,561,624
Derivative liabilities	0	0
Trade and other payables	8,153,426	6,256,521
Total current financial liabilities	22,183,260	16,931,326
Categories of non-current financial liabilities
Borrowings	2,265,624	3,003,999
Debt securities	64,234,055	56,045,777
Derivative liabilities	0	0
Trade and other payables	5,996,498	6,480,412
Total non-current financial liabilities	72,496,177	65,530,188
Total financial liabilities	94,679,437	82,461,514
Derivatives (applying hedge accounting)
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	453	36,831
Trade and other payables	0	0
Total current financial liabilities	453	36,831
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	21,322	170,362
Trade and other payables	0	0
Total non-current financial liabilities	21,322	170,362
Total financial liabilities	₩ 21,775	₩ 207,193